UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2008 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION			SHARES	VALUE
COMMON STOCKS - 66.7%
Banks - 1.9%
Capitol Federal Financial			1,500	$56,220
Charter Financial			1,400	44,660
Fox Chase Bancorp*			100	1,135
Investors Bancorp*			1,000	15,350
Oritani Financial*			1,200	18,204
Rockville Financial			1,000	13,700
Roma Financial			600	8,946
Wauwatosa Holdings*			1,300	15,470
				173,685

Chemicals - 4.0%
E.I. Du Pont de Nemours			7,800	364,728

Consumer Discretionary - 4.5%
E.W. Scripps, Class A			1,500	63,015
Fortune Brands			700	48,650
H&R Block			3,000	62,280
Meredith			4,500	172,125
New York Times, Class A			2,900	54,752
				400,822

Consumer Staples - 2.3%
Coca-Cola			800	48,696
Hershey			400	15,068
Tootsie Roll Industries			3,905	98,406
Viterra*			3,000	42,350
				204,520

Energy - 13.0%
Chevron			300	25,608
Cimarex Energy			7,200	394,128
Clayton Williams Energy*			700	36,743
ConocoPhillips			400	30,484
Encore Acquisition*			1,800	72,504
Hess			3,000	264,540
McMoRan Exploration*			500	8,645
Petro - Canada			3,900	169,299
Plains Exploration & Production*			2,635	140,024
Talisman Energy			1,500	26,550
				1,168,525

Healthcare - 1.4%
Pfizer			6,200	129,766

Industrials - 0.3%
Tyco International			600	26,430

Information Technology - 2.0%
Automatic Data Processing			2,600	110,214
IBM			300	34,542
Xerox			2,300	34,431
				179,187

Insurance - 5.4%
Berkshire Hathaway, Class B*			50	223,645
Cincinnati Financial			1,600	60,864
Employers Holdings			2,900	53,766
Loews			400	16,088
Marsh & McLennan			1,400	34,090
Platinum Underwriters Holdings			500	16,230
State Auto Financial			2,700	78,651
				483,334

Metals & Mining - 9.2%
Alcoa			3,100	111,786
Barrick Gold			6,200	269,390
Gold Fields, ADR			11,500	159,045
Newmont Mining			5,300	240,090
Norsk Hydro, ADR			2,200	32,123
Northgate Minerals*			6,000	19,140
				831,574

Paper & Forest Products - 2.6%
Domtar*			11,000	75,130
Fraser Papers*			2,500	6,113
Graphic Packaging*			2,000	5,840
International Paper			1,000	27,200
Neenah Paper			700	18,046
TimberWest Forest			8,100	100,219
				232,548

Real Estate - 3.9%
Post Properties			8,500	328,270
Thomas Properties Group			3,000	26,340
				354,610

Utilities - 16.2%
British Energy Group			2,000	25,900
Calpine*			15,788	290,815
Calpine, Escrow Shares*			300,000	52,500
Mirant*			18,700	680,493
MMC Energy*			2,000	4,340
NorthWestern			3,000	73,110
Sierra Pacific Resources			7,200	90,936
Unisource Energy			11,000	244,860
				1,462,954

Total Common Stocks
(Cost $6,259,910)				$6,012,683

			PAR
CONVERTIBLE CORPORATE BONDS - 26.2%
AMR
4.500%, 02/15/2024			$50,000	$48,000
Amdocs
0.500%, 03/15/2024			100,000	99,000
Amgen
0.125%, 02/01/2011			250,000	226,563
Anglogold Ashanti
2.375%, 02/27/2009			300,000	291,450
Archer Daniels
0.875%, 02/15/2014			150,000	174,187
Carnival
1.132%, 04/29/2033			125,000	81,094
CMS Energy
2.875%, 12/01/2024			25,000	28,250
Conseco
3.500%, 09/30/2035			75,000	62,062
Dominion Resources, Series C
2.125%, 12/15/2023			50,000	56,250
Eastman Kodak
3.375%, 10/15/2033			175,000	169,531
Electronic Data Systems
3.875%, 07/15/2023			100,000	97,375
ERP Operating
3.850%, 08/15/2026			150,000	143,460
JetBlue Airways
3.750%, 03/15/2035			25,000	19,312
Medtronic
1.500%, 04/15/2011			175,000	184,406
Millipore
3.750%, 06/01/2026			50,000	51,188
NovaGold Resources
5.500%, 05/01/2015			25,000	24,750
Prudential Financial
0.501%, 12/12/2036 (a)			75,000	72,615
St Jude Medical
1.220%, 12/15/2008			100,000	101,375
UAL
5.000%, 02/01/2021			50,000	42,313
Unisource Energy
4.500%, 03/01/2035			100,000	85,750
Walt Disney
2.125%, 04/15/2023			75,000	80,062
Wyeth
3.581%, 01/15/2024 (a)			200,000	200,594
YRC Worldwide
3.375%, 11/25/2023			25,000	19,219

Total Convertible Corporate Bonds
(Cost $2,414,798)				$2,358,806

			SHARES
SHORT TERM INVESTMENT - 6.9%
AIM Short-Term Treasury Portfolio
(Cost $619,672)			619,672	$619,672

Total Investments - 99.8%
(Cost $9,294,380)				$8,991,161
Other Assets and Liabilities, Net - 0.2%				$16,309
Total Net Assets - 100.0%				$9,007,470

* Non-income producing security.
(a) Variable rate security at March 31, 2008.

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$ 6,600,232	$ —
Level 2 - Other significant observable inputs	2,390,929	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 8,991,161	$ —

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments March 31, 2008 (unaudited)

Prospector Opportunity Fund

DESCRIPTION			SHARES	VALUE
Common Stocks - 90.3%
Banks - 10.9%
Abington Bancorp			11,300	$116,616
Cape Bancorp*			3,400	33,116
Charter Financial			1,040	33,176
Comerica			700	24,556
Fox Chase Bancorp *			8,900	101,015
OceanFirst Financial			1,200	20,988
Oritani Financial *			7,100	107,707
Roma Financial			4,100	61,131
State Bancorp			2,600	30,680
UnionBanCal			600	29,448
ViewPoint Financial Group			1,900	31,369
Westfield Financial			7,100	69,367
				659,169
Chemicals - 1.0%
Scotts Miracle-Gro			1,800	58,356

Consumer Discretionary - 3.7%
AFC Enterprises *			8,200	73,718
American Eagle Outfitters			1,400	24,514
Gentex			1,100	18,865
M.D.C. Holdings			700	30,653
Mohawk Industries*			400	28,644
NVR *			75	44,813
				221,207
Consumer Staples - 10.6%
Church & Dwight			2,550	138,312
Heineken Holding			2,600	130,737
Hershey			2,460	92,668
Tootsie Roll Industries			1,236	31,147
UST			3,400	185,368
Viterra*			4,400	62,113
				640,345
Diversified Financials - 4.1%
AmeriCredit*			2,000	20,140
Cowen Group*			2,700	19,143
Invesco			6,200	151,032
Leucadia National			1,200	54,264
				244,579
Energy - 9.9%
Cimarex Energy			3,600	197,064
Encore Acquisition *			2,300	92,644
Hugoton Royalty Trust			5,000	137,900
Plains Exploration & Production *			1,967	104,526
San Juan Basin Royalty Trust			1,800	67,014
				599,148
Healthcare - 0.5%
WellCare Health Plans*			700	27,265

Industrials - 1.7%
Toro			2,500	103,475

Information Technology - 7.5%
CACI International *			2,440	111,142
NetApp*			2,100	42,105
Novellus Systems *			3,600	75,780
SAIC *			5,700	105,963
Symantec *			2,000	33,240
Zebra Technologies*			2,600	86,632
				454,862
Insurance - 18.5%
AON			1,800	72,360
Arch Capital Group *			1,200	82,404
Assurant			1,200	73,032
Axis Capital Holdings			2,600	88,348
CIGNA			2,500	101,425
Cincinnati Financial			1,800	68,472
Hanover Insurance Group			1,500	61,710
Investors Title			900	44,100
Lancashire Holdings			29,800	166,190
Max Capital Group			1,400	36,666
Platinum Underwriters Holdings			2,100	68,166
Progressive			2,400	38,568
Safety Insurance Group			800	27,304
Wesco Financial Group			186	75,144
Zenith National Insurance			3,200	114,752
				1,118,641
Metals & Mining - 4.3%
Gold Fields, ADR			4,100	56,703
IAMGOLD			7,000	51,310
Kinross Gold			400	8,844
Newmont Mining			3,200	144,960
				261,817
Paper & Forest Products - 2.0%
Domtar *			6,500	44,395
Neenah Paper			800	20,624
Timberwest Forest			4,700	58,152
				123,171
Real Estate - 3.0%
Post Properties			2,900	111,998
Thomas Properties Group			7,800	68,484
				180,482
Utilities - 12.6%
Calpine*			7,378	135,903
Calpine, Escrow Shares*			125,000	21,875
CMS Energy			7,100	96,134
DPL			1,900	48,716
Dynegy*			2,700	21,303
Mirant*			4,900	178,311
NorthWestern			3,700	90,169
Sierra Pacific Resources			5,200	65,676
Unisource Energy			4,500	100,170
				758,257
Total Common Stocks
(Cost $5,798,666)				$5,450,774

Short-Term Investment - 10.2%			SHARES
AIM Short-Term Treasury Portfolio
(Cost $615,776)			615,776	$615,776

Total Investments - 100.5%
(Cost $6,414,442)				$6,066,550
Other Assets and Liabilities, Net - (0.5)%				$(30,046)
Total Net Assets - 100.0%				$6,036,504

*	Non-income producing security.

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$ 6,066,550	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 6,066,550	$ —

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$9,294,380	$6,414,442

Gross unrealized appreciation	334,717	239,041
Gross unrealized depreciation	(637,936)	(586,933)
Net unrealized depreciation	$(303,219)	$(347,892)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
                                                 John D. Gillespie, President

Date  May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John D. Gillespie
                                                   John D. Gillespie, President

Date  May 23, 2008

By (Signature and Title)* /s/ Peter N. Perugini
                                                   Peter N. Perugini, Treasurer

Date  May 23, 2008